REVENUE INFORMATION - Deferred revenue movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE INFORMATION
Beginning balance	$ 712,702	$ 41,765
Ending balance	1,328,405	712,702	$ 41,765
Wallet
REVENUE INFORMATION
Beginning balance	675,014	41,765	0
Additions	6,631,916	5,582,640	101,608
Revenue	(5,502,880)	(4,571,465)	(57,362)
FX rate Adj	(676,945)	(377,926)	(2,481)
Ending balance	$ 1,127,105	$ 675,014	$ 41,765